CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.2	$ 0.2
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	42,730,424	42,125,774
Ordinary shares, shares outstanding	42,730,424	42,125,774